Chapter 11 Proceedings	6 Months Ended
Jun. 26, 2011
Chapter 11 Proceedings
Chapter 11 Proceedings

2. CHAPTER 11 PROCEEDINGS

Emergence from Bankruptcy

On December 1, 2008, Pilgrim's and six of its subsidiaries filed voluntary petitions in the United States Bankruptcy Court for the Northern District of Texas, Fort Worth Division (the "Bankruptcy Court"), seeking reorganization relief under the provisions of Chapter 11 of Title 11 of the United States Code (the "Bankruptcy Code"). We emerged from Chapter 11 bankruptcy proceedings on December 28, 2009. In connection with our emergence from bankruptcy, our common stock outstanding immediately prior to the emergence was cancelled and converted into the right to receive newly-issued shares of common stock of the reorganized Company based on a one-for-one exchange ratio, which constituted 36.0% of the total number of shares of our newly-issued common stock on that date. The remaining shares of our newly-issued common stock, constituting 64.0% of our total issued and outstanding common stock on December 28, 2009, were purchased for $800.0 million by JBS USA Holdings, Inc. ("JBS USA"), a wholly-owned indirect subsidiary of JBS S.A., a Brazil-based meat producer. On November 5, 2010, JBS USA increased its stake in the Company to 67.3%.

Upon exiting from bankruptcy, Pilgrim's and certain of its subsidiaries entered into an exit credit facility that provided for an aggregate commitment of $1.75 billion (the "Exit Credit Facility"). The facility currently consists of a $700.0 million revolving credit facility maturing on December 28, 2014 and a $582.3 million Term B facility maturing on December 28, 2014. As of June 26, 2011, a principal amount of $380.0 million under the revolving loan commitment and a principal amount of $582.3 million under the Term B facility were outstanding.

Financial Reporting Considerations

The Company's emergence from bankruptcy did not qualify for fresh start accounting because the reorganization value determined for the Company upon emergence exceeded post-petition liabilities and allowed claims. Reorganization value is the estimated fair value of the Company before considering liabilities and approximates the amount a willing buyer would pay for the assets of the Company immediately after the restructuring. To determine its reorganization value, the Company considered recent third-party valuations of its assets as well as the purchase price paid by JBS USA for 64.0% of the common stock of the reorganized Company. Management believes that the method used to determine the Company's reorganization value was the most appropriate method under the circumstances because the Bankruptcy Court did not declare a reorganization value for the Company. The Company's conclusion that it did not qualify for fresh start accounting was substantiated by the fact that (i) no liabilities were discounted in the plan of reorganization and (ii) the common stock of the reorganized Company traded at an average price of $8.40 per share on December 28, 2009, resulting in a market capitalization on 36.0% of the outstanding common stock of the reorganized Company of approximately $650.0 million and indicating that the investment community believed that the fair value of the Company's assets exceeded its post-petition liabilities and allowed claims on December 28, 2009. The acquisition of a controlling interest in the Company by JBS USA did not qualify for push-down accounting as JBS USA only purchased 64.0% of the common stock of the reorganized Company on December 28, 2009. Thus, the Company did not revalue its assets and liabilities because of either its emergence from bankruptcy or the purchase of 64.0% of the common stock of the reorganized Company by JBS USA.

From December 1, 2008 through March 28, 2010, the Company applied ASC Topic 852, Reorganizations, in preparing the Consolidated Financial Statements. ASC Topic 852 requires that the financial statements, for periods subsequent to a Chapter 11 filing, distinguish transactions and events that were directly associated with the reorganization from the ongoing operations of the business.

Beginning in December 2008, certain activities directly associated with the reorganization were approved by the Bankruptcy Court. These activities eliminated approximately 8,100 positions and resulted in net pre-tax charges totaling $138.5 million. Of these charges, we recognized $51.8 million of professional fees directly related to the reorganization, $25.0 million of finance costs related to various credit facilities, $14.1 million of incentive compensation costs and $62.9 million of other reorganization costs such as severance, other personnel costs and facility closure costs. We also recognized an aggregate net gain totaling $15.3 million on asset disposals directly associated with the reorganization. The cash-related portion of these reorganization costs totaled $133.7 million. Asset impairments and other noncash charges totaled $20.1 million. Proceeds received on asset disposals directly associated with the reorganization totaled $78.9 million.

During the thirteen weeks ended June 27, 2010, we recognized adjustments that reduced existing accrued reorganization cost balances totaling $2.2 million. Net reorganization costs totaling $18.5 million were recognized during the twenty-six weeks ended June 27, 2010. We did not incur reorganization items during the thirteen and twenty-six weeks ended June 26, 2011.

The following expenses, realized gains and provisions for losses that were realized or incurred in the bankruptcy proceedings were recorded in Reorganization items, net on the accompanying Consolidated Statement of Operations for the thirteen and twenty-six weeks ended June 27, 2010:

	Thirteen Weeks Ended June 27, 2010	Twenty-Six Weeks Ended June 27, 2010
	(In thousands)
Professional fees directly related to reorganization(a)	$(1,650)	$2,784
Finance costs related to various credit facilities(b)	—	13,654
Other costs(c)	(528)	2,103

Reorganization items, net	$(2,178)	$18,541

(a)	Professional fees directly related to reorganization included post-petition fees associated with advisors to Pilgrim's and the six subsidiaries that filed bankruptcy petitions, the statutory committee of unsecured creditors and certain secured creditors.
(b)	For the twenty-six weeks ended June 27, 2010, Finance costs related to various credit facilities included (i) recognition of expenses totaling $17.8 million related to the elimination of unamortized loan costs associated with certain credit facilities and unsecured notes payable that were effectively extinguished on December 28, 2009 and (ii) recognition of a previously unrealized gain totaling $4.1 million related to a derivative instrument designated as a cash flow hedge against the interest rate charged on an unsecured note payable that was effectively extinguished on December 28, 2009.
(c)	Other costs included costs related to post-petition facilities closures.

Net cash outflow resulting from reorganization items during the twenty-six weeks ended June 27, 2010 totaled $29.9 million. This included payment of professional fees directly related to the reorganization totaling $15.7 million, payment of incentive compensation totaling $13.0 million that was contingent upon confirmation by the Bankruptcy Court of a plan of reorganization, severance payments of $0.7 million and net payment of facility closure costs totaling $0.5 million. These cash flows are included in Cash flows from operating activities on the Consolidated Statements of Cash Flows.

The Company did not record activity through the accrued reorganization cost accounts during the twenty-six weeks ended June 26, 2011. The following table sets forth activity that was recorded through the Company's accrued reorganization cost accounts during the twenty-six weeks ended June 27, 2010:

	Accrued Professional Fees	Accrued Incentive Compensation	Accrued Other Costs	Total
		(In thousands)
Balance at December 27, 2009	$14,125	$13,024	$745	$27,894
Accruals	4,434	—	2	4,436
Payment /Disposal	(15,680)	(12,913)	(686)	(29,279)
Adjustments	(1,650)	(111)	(55)	(1,816)

Balance at June 27, 2010	$1,229	$—	$6	$1,235

The Company has resolved a majority of the claims filed against it through settlement or by Bankruptcy Court order. The claims resolution process continues for the remaining unresolved claims and will continue until all claims are concluded. Unpaid amounts related to unresolved claims are classified in Accrued expenses and other current liabilities on the Consolidated Balance Sheets. During the twenty-six weeks ended June 26, 2011, the Company paid creditors approximately $0.4 million to settle allowed claim amounts and interest accrued on those claim amounts. As of June 26, 2011, the following pre-petition obligations relating to claims not subject to litigation remain outstanding:

In thousands
Trade claims	$313
Interest accrued on unpaid claims	41

Total pre-petition obligations	$354

The Company is also the named defendant in several pre-petition lawsuits that, as of June 26, 2011, have not been resolved. Additional information regarding these lawsuits is included in "Note 16. Commitments and Contingencies."